Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Income Taxes
Schedule of reconciliation of unrecognized tax benefits

	Nine Months Ended September 30,
	2016			2015
		Interest			Interest
		and			and
(dollars in thousands)	Tax	Penalties	Total	Tax	Penalties	Total
Balance at January 1,	$5,903	$2,935	$8,838	$5,748	$2,972	$8,720
Additions for current year tax positions	6,268	1,117	7,385	504	—	504
Additions for Reorganization Transactions	115,877	5,459	121,336	—	—	—
Additions for prior years' tax positions:
Accrual of interest and penalties	—	95	95	—	132	132
Other	—	—	—	—	25	25
Reductions for prior years' tax positions:
Expiration of statute of limitations	(530)	(215)	(745)	(467)	(180)	(647)
Other	(12)	(1)	(13)	(31)	—	(31)
Balance at September 30,	$127,506	$9,390	$136,896	$5,754	$2,949	$8,703

	Year Ended December 31,
	2015			2014
			Interest			Interest
			and			and
(dollars in thousands)	Total	Tax	Penalties	Total	Tax	Penalties
Balance at beginning of year	$8,720	$5,748	$2,972	$8,477	$5,433	$3,044
Additions for current year tax positions	680	680	—	589	589	—
Additions for prior years’ tax positions:
Accrual of interest and penalties	178	—	178	542	—	542
Other	122	97	25	342	346	(4)
Reductions for prior years’ tax positions:
Expiration of statute of limitations	(862)	(622)	(240)	(1,230)	(620)	(610)
Balance at end of year	$8,838	$5,903	$2,935	$8,720	$5,748	$2,972